NATURE AND DESCRIPTION OF THE PARTNERSHIP	12 Months Ended
Dec. 31, 2020
Corporate Information And Statement Of IFRS Compliance [Abstract]
NATURE AND DESCRIPTION OF THE PARTNERSHIP	NATURE AND DESCRIPTION OF THE PARTNERSHIP
(a)Brookfield Business Partners L.P.
    Brookfield Business Partners L.P. and its subsidiaries, (collectively, the “partnership”) own and operate business services and industrial operations (“the Business”) on a global basis. Brookfield Business Partners L.P. was registered as a limited partnership established under the laws of Bermuda, and organized pursuant to a limited partnership agreement as amended on May 31, 2016, and as further amended on June 17, 2016. Brookfield Business Partners L.P. is a subsidiary of Brookfield Asset Management Inc. (“Brookfield Asset Management” or “Brookfield” or the “parent company”). Brookfield Business Partners L.P.’s limited partnership units are listed on the New York Stock Exchange and the Toronto Stock Exchange under the symbols “BBU” and “BBU.UN”, respectively. The registered head office of Brookfield Business Partners L.P. is 73 Front Street, 5th Floor, Hamilton HM 12, Bermuda.
    Brookfield Business Partners L.P.’s sole direct investment is a managing general partnership interest (the “Managing GP Units”) in Brookfield Business L.P. (the “Holding LP”), which holds the partnership’s interests in business services and industrial operations.
    The partnership’s principal operations include business services operations, such as residential mortgage insurance services, healthcare services, road fuel distribution and marketing services and construction services. The partnership’s principal industrial operations comprise automotive battery production, water and wastewater services, and graphite electrode production. The partnership’s operations also provide infrastructure services to the nuclear power industry, to the offshore oil production industry and to industrial and commercial facilities. The partnership’s operations are primarily located in Canada, Australia, Europe, the United States, India and Brazil.
(b)Spin-off of business services and industrial operations
    On June 20, 2016, Brookfield completed the spin-off of the partnership (the “spin-off”), which was effected by way of a special dividend of units of Brookfield Business Partners L.P. to holders of Brookfield’s Class A and B limited voting shares as of June 2, 2016. Each holder of Brookfield shares received one limited partnership unit for approximately every 50 Brookfield shares. Brookfield shareholders received approximately 45% of the limited partnership units of Brookfield Business Partners L.P., with Brookfield retaining the remaining limited partnership units of Brookfield Business Partners L.P.
    Prior to the spin-off, Brookfield effected a reorganization so that the partnership’s business services and industrial operations that were historically owned and operated by Brookfield, both directly and through its operating entities, were acquired by subsidiaries of the Holding LP, (the “holding entities”). In addition, Brookfield transferred $250 million in cash to the holding entities. The holding entities were established to hold the partnership’s interest in the Business. In consideration, Brookfield received (i) approximately 55% of the limited partnership (“LP Units”) and 100% of the general partner units (“GP Units”) of Brookfield Business Partners L.P., (ii) special limited partnership units (“Special LP Units”) and redemption-exchange units of Holding LP (“Redemption-Exchange Units”), representing an approximate 52% limited partnership interest in the Holding LP, and (iii) $15 million of preferred shares of the holding entities (“preferred shares”). On spin-off, Brookfield held approximately 79% of the partnership interest on a fully exchanged basis. As at December 31, 2020, Brookfield’s interest in the partnership was approximately 64% on a fully exchanged basis. Further details are described in Note 19.
    Throughout these consolidated financial statements, reference to “attributable to unitholders” means attributable to limited partnership unitholders, general partnership unitholders, redemption-exchange unitholders and special limited partnership unitholders post spin-off.
    The following describes the agreements resulting from the spin-off:
(i)    Redemption-exchange units
    As part of the spin-off, Holding LP issued Redemption-Exchange Units for the transfer of the Business. The Redemption-Exchange Units may, at the request of Brookfield, be redeemed in whole or in part, for cash in an amount equal to the market value of one of Brookfield Business Partners L.P.’s LP Units multiplied by the number of units to be redeemed (subject to certain customary adjustments). This right is subject to Brookfield Business Partners L.P.’s right, at its sole discretion, to elect to acquire any unit presented for redemption in exchange for one of Brookfield Business Partners L.P.’s LP
Units (subject to certain customary adjustments). If Brookfield Business Partners L.P. elects not to exchange the redemption-exchange units for limited partnership units of Brookfield Business Partners L.P., the redemption-exchange units are required to be redeemed for cash. The Redemption-Exchange Units provide the holder the direct economic benefits and exposures to the underlying performance of Holding LP and accordingly to the variability of the distributions of Holding LP, whereas Brookfield Business Partners L.P.’s unitholders have indirect access to the economic benefits and exposures of Holding LP through direct ownership interest in Brookfield Business Partners L.P. which owns a direct interest in Holding LP through its Managing GP Units.
(ii)    Preferred shares
    As part of the spin-off, Brookfield subscribed for an aggregate of $15 million of preferred shares of three of the partnership’s subsidiaries. The preferred shares are entitled to receive a cumulative preferential cash dividend equal to 5% of their redemption value per annum as and when declared by the board of the directors of the applicable entity and are redeemable at the option of the applicable entity at any time after the twentieth anniversary of their issuance.
(iii)    Credit facilities
    As part of the spin-off, the partnership entered into a credit agreement with Brookfield (the “Brookfield Credit Agreements”) providing for two, three-year revolving credit facilities. In October 2017, the two credit facilities were combined into one revolving credit facility that permits borrowings of up to $500 million. In August 2019, the partnership entered into a third amended and restated credit agreement with Brookfield to borrow up to $500 million, which replaced the previous facilities to help fund new acquisitions and investments.
    In August 2020, the partnership signed an agreement to increase the total amount available under the bilateral credit facilities by $500 million, which has been guaranteed by Brookfield, for the purpose of obtaining additional liquidity to help fund acquisitive opportunities. Further details of the Brookfield Credit Agreements are described in Note 17.
(iv)    Other arrangements with Brookfield
    The partnership entered into a Master Services Agreement (the “Master Services Agreement”) with affiliates of Brookfield (the “Service Providers”), to provide management services to the partnership. Key decision makers of the partnership are employees of the ultimate parent company and provide management services to the partnership under this Master Services Agreement. Pursuant to the Master Services Agreement, the partnership pays a base management fee to the Service Providers equal to 1.25% of the total capitalization of Brookfield Business Partners L.P. per annum (0.3125% per quarter). Through its holding of Special LP Units in the Holding LP, Brookfield also receives incentive distributions based on a 20% increase in the unit price of Brookfield Business Partners L.P. over an initial threshold based on the volume weighted average price of the units, subject to a high watermark. Further details of this arrangement are described in Note 19.
As part of the spin-off, the partnership entered into a Deposit Agreement with Brookfield (the “Deposit Agreement”). From time to time, the partnership may place funds on deposit with Brookfield and Brookfield may place funds on deposit with the partnership. The deposit balance is due on demand and earns an agreed upon rate of interest based on market terms.